Cover	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity File Number	000-56835
Entity Registrant Name	MERCALOT INC.
Entity Central Index Key	0002029014
Entity Tax Identification Number	36-5105082
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	C/ de l’Illa Formentera 54
Entity Address, Address Line Two	Quatre Carreres
Entity Address, City or Town	Valencia
Entity Address, Country	ES
Entity Address, Postal Zip Code	46026
City Area Code	307
Local Phone Number	2630861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true